UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21784

Name of Fund: BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense – 5.9%
General Dynamics Corp.(a)	84,100	$5,730,574
Honeywell International, Inc.(a)	91,500	4,858,650
Northrop Grumman Corp.(a)	91,900	5,560,869
Raytheon Co.(a)	169,300	7,572,789
Rockwell Collins, Inc.	24,200	1,333,178
United Technologies Corp.(a)	120,600	9,990,504

		35,046,564

Air Freight & Logistics – 0.8%
United Parcel Service, Class B(a)	68,300	4,727,726

Auto Components – 0.6%
Johnson Controls, Inc.(a)	88,800	3,281,160

Beverages – 2.3%
The Coca-Cola Co.(a)	112,000	7,617,120
Diageo Plc–ADR(a)	75,000	6,093,000

		13,710,120

Capital Markets – 0.3%
The Bank of New York Mellon Corp.(a)	60,000	1,506,600

Chemicals – 3.6%
Air Products & Chemicals, Inc.	17,200	1,526,156
The Dow Chemical Co.(a)	117,400	4,093,738
E.I. du Pont de Nemours & Co.(a)	164,900	8,479,158
Olin Corp.(a)	124,500	2,603,295
Praxair, Inc.(a)	44,200	4,580,888

		21,283,235

Commercial Banks – 6.6%
Bank of Nova Scotia	119,000	6,748,045
M&T Bank Corp.(a)	17,100	1,474,704
National Bank of Canada	96,000	7,440,264
The Toronto-Dominion Bank(a)	59,200	4,728,304
U.S. Bancorp(a)	251,000	6,541,060
Wells Fargo & Co.(a)	448,800	12,539,472

		39,471,849

Computers & Peripherals – 0.7%
Hewlett-Packard Co.(a)	111,200	3,909,792

Consumer Finance – 1.1%
American Express Co.	126,000	6,305,040

Containers & Packaging – 0.4%
Temple-Inland, Inc.(a)	80,000	2,401,600

Diversified Financial Services – 3.3%
Bank of America Corp.(a)	441,000	4,282,110
JPMorgan Chase & Co.(a)	379,000	15,330,550

		19,612,660

Diversified Telecommunication Services – 5.4%
AT&T Inc.(a)	339,500	9,933,770
BCE, Inc.(a)	57,000	2,175,690
CenturyLink, Inc.(a)	236,700	8,783,937
Frontier Communications Corp.(a)	38,100	285,369
Verizon Communications, Inc.	261,900	9,242,451
Windstream Corp.(a)	153,500	1,874,235

		32,295,452

Electric Utilities – 3.4%
American Electric Power Co., Inc.(a)	71,000	2,617,060
Duke Energy Corp.	119,000	2,213,400
FirstEnergy Corp.	25,000	1,116,250
ITC Holdings Corp.(a)	19,000	1,334,940
NextEra Energy, Inc.	95,500	5,276,375
Northeast Utilities(a)	68,000	2,312,000
PPL Corp.(a)	56,500	1,576,350
The Southern Co.(a)	100,000	3,954,000

		20,400,375

Electrical Equipment – 0.3%
Rockwell Automation, Inc.(a)	27,700	1,987,752

Energy Equipment & Services – 0.7%
Schlumberger Ltd.(a)	49,100	4,437,167

Food & Staples Retailing – 0.8%
Wal-Mart Stores, Inc.	86,300	4,548,873

Food Products – 4.4%
General Mills, Inc.(a)	130,900	4,889,115
HJ Heinz Co.	73,500	3,869,040
Kraft Foods, Inc., Class A(a)	137,700	4,734,126
Mead Johnson Nutrition Co.(a)	79,400	5,666,778
Unilever NV	211,400	6,866,272

		26,025,331

Hotels, Restaurants & Leisure – 1.6%
McDonald’s Corp.	113,100	9,780,888

Household Products – 1.5%
Kimberly-Clark Corp.	28,700	1,875,832
The Procter & Gamble Co.(a)	115,300	7,089,797

		8,965,629

Industrial Conglomerates – 2.6%
3M Co.	64,000	5,576,960
General Electric Co.(a)	565,800	10,133,478

		15,710,438

Insurance – 3.1%
Chubb Corp.	95,400	5,960,592
Prudential Financial, Inc.(a)	77,900	4,571,172
The Travelers Cos., Inc.	143,200	7,894,616

		18,426,380

IT Services – 2.2%
Automatic Data Processing, Inc.(a)	30,260	1,558,087
International Business Machines Corp.(a)	63,700	11,583,845

		13,141,932

Leisure Equipment & Products – 0.5%
Mattel, Inc.	109,000	2,905,940

Machinery – 4.1%
Caterpillar, Inc.(a)	127,200	12,566,088
Deere & Co.(a)	149,400	11,729,394

		24,295,482

Media – 0.9%
Comcast Corp.(a)	227,400	5,307,516

Metals & Mining – 4.2%
BHP Billiton Ltd. - ADR(a)	184,100	16,854,355
Rio Tinto Plc - ADR(a)	76,900	5,458,362
Southern Copper Corp.(a)	68,800	2,350,208

		24,662,925

Multi-Utilities – 2.3%
Consolidated Edison, Inc.(a)	27,300	1,435,980
Dominion Resources, Inc.	108,000	5,232,600

JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Multi-Utilities (concluded)
Public Service Enterprise Group, Inc.	108,200	$3,543,550
Sempra Energy(a)	36,500	1,850,185
Wisconsin Energy Corp.	61,800	1,894,170

		13,956,485

Oil, Gas & Consumable Fuels – 13.8%
Chevron Corp.	186,800	19,430,936
ConocoPhillips	103,000	7,414,970
Enbridge, Inc.	219,300	7,200,210
EQT Corp.(a)	80,000	5,078,400
Exxon Mobil Corp.(a)	170,000	13,564,300
Kinder Morgan, Inc.(a)(b)	36,900	1,041,687
Marathon Oil Corp.	127,200	3,939,384
Marathon Petroleum Corp.(b)	63,600	2,785,044
Murphy Oil Corp.(a)	13,500	866,970
Occidental Petroleum Corp.(a)	67,000	6,578,060
Peabody Energy Corp.(a)	23,000	1,321,810
Spectra Energy Corp.(a)	96,300	2,602,026
Total SA - ADR	191,600	10,359,812

		82,183,609

Paper & Forest Products – 1.1%
MeadWestvaco Corp.	139,000	4,328,460
Weyerhaeuser Co.	116,300	2,324,837

		6,653,297

Pharmaceuticals – 5.7%
Abbott Laboratories(a)	92,000	4,721,440
Bristol-Myers Squibb Co.(a)	312,000	8,941,920
Johnson & Johnson	95,700	6,200,403
Merck & Co., Inc.(a)	173,800	5,931,794
Pfizer, Inc.(a)	415,400	7,992,296

		33,787,853

Road & Rail – 1.9%
Canadian National Railway Co.	91,300	6,834,718
Union Pacific Corp.(a)	42,000	4,304,160

		11,138,878

Semiconductors & Semiconductor Equipment – 0.8%
Intel Corp.(a)	225,000	5,024,250

Software – 0.5%
Microsoft Corp.(a)	114,200	3,129,080

Specialty Retail – 1.9%
Home Depot, Inc.(a)	155,100	5,417,643
Limited Brands, Inc.(a)	154,700	5,856,942

		11,274,585

Textiles, Apparel & Luxury Goods – 1.1%
VF Corp.(a)	57,500	6,716,000

Tobacco – 3.2%
Altria Group, Inc.(a)	121,000	3,182,300
Lorillard, Inc.(a)	44,500	4,726,790
Philip Morris International, Inc.(a)	152,700	10,867,659

		18,776,749

Water Utilities – 0.6%
American Water Works Co., Inc.	120,700	3,379,600

Wireless Telecommunication Services – 0.6%
Rogers Communications, Inc., Class B	24,300	927,797
Vodafone Group Plc - ADR(a)	99,100	2,784,711

		3,712,508

Total Common Stocks – 94.8%		563,881,320

Exchange-Traded Funds – 2.6%
SPDR S&P 500 ETF Trust(a)	120,000	15,486,000

Total Long-Term Investments (Cost – $567,862,381) – 97.4%		579,367,320

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.06%(c)(d)	14,824,214	14,824,214

Total Short-Term Securities (Cost – $14,824,214) – 2.5%		14,824,214

Total Investments Before Outstanding Options Written (Cost – $582,686,595*) – 99.9%		594,191,534

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.6)%
Abbott Laboratories:
Strike Price USD 53.75, Expires 8/12/11	75	(326)
Strike Price USD 52.50, Expires 8/22/11	432	(13,608)
Altria Group, Inc., Strike Price USD 27, Expires 9/19/11	670	(22,445)
American Electric Power Co., Inc., Strike Price USD 38, Expires 9/19/11	390	(9,750)
AT&T Inc., Strike Price USD 30, Expires 9/19/11	1,870	(86,020)
Automatic Data Processing, Inc., Strike Price USD 52.50, Expires 8/22/11	165	(9,075)
Bank of America Corp., Strike Price USD 10, Expires 8/22/11	1,210	(33,880)
The Bank of New York Mellon Corp., Strike Price USD 26, Expires 9/19/11	300	(19,800)
BCE, Inc., Strike Price USD 40, Expires 9/19/11	313	(10,172)
BHP Billiton Ltd. - ADR:
Strike Price USD 100, Expires 8/22/11	224	(5,712)
Strike Price USD 95, Expires 8/22/11	790	(91,245)
Bristol-Myers Squibb Co., Strike Price USD 28, Expires 8/22/11	1,715	(169,785)
Caterpillar, Inc.:
Strike Price USD 111, Expires 8/22/11	300	(9,860)
Strike Price USD 110, Expires 8/22/11	80	(3,560)
Strike Price USD 110, Expires 9/19/11	320	(40,480)
CenturyLink, Inc., Strike Price USD 41, Expires 8/22/11	580	(2,900)
The Coca-Cola Co., Strike Price USD 67.50, Expires 8/22/11	620	(84,010)
Comcast Corp., Strike Price USD 25, Expires 8/22/11	235	(4,700)

2	JULY 31, 2011

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
Consolidated Edison, Inc., Strike Price USD 52.75, Expires 9/12/11	150	$(9,478)
Deere & Co., Strike Price USD 82.50, Expires 8/22/11	820	(100,860)
Diageo Plc - ADR:
Strike Price USD 85, Expires 8/22/11	220	(6,050)
Strike Price USD 85, Expires 9/19/11	195	(16,575)
The Dow Chemical Co., Strike Price USD 36, Expires 8/22/11	226	(14,464)
E.I. du Pont de Nemours & Co., Strike Price USD 55, Expires 8/22/11	485	(8,972)
EQT Corp., Strike Price USD 60, Expires 8/22/11	140	(59,500)
Exxon Mobil Corp., Strike Price USD 82.50, Expires 8/22/11	360	(20,700)
Frontier Communications Corp., Strike Price USD 8, Expires 8/22/11	184	(1,840)
General Dynamics Corp., Strike Price USD 72.50, Expires 9/19/11	460	(37,950)
General Electric Co.:
Strike Price USD 19, Expires 8/22/11	1,248	(17,472)
Strike Price USD 20, Expires 9/19/11	880	(9,680)
General Mills, Inc.:
Strike Price USD 38, Expires 8/22/11	186	(5,115)
Strike Price USD 38, Expires 9/19/11	330	(19,965)
Hewlett-Packard Co., Strike Price USD 36, Expires 8/22/11	1,112	(89,516)
Home Depot, Inc., Strike Price USD 37, Expires 8/22/11	130	(3,380)
Honeywell International, Inc.:
Strike Price USD 59, Expires 8/12/11	221	(609)
Strike Price USD 57.50, Expires 8/22/11	285	(5,272)
Intel Corp., Strike Price USD 22, Expires 8/22/11	1,230	(83,025)
International Business Machines Corp., Strike
Price USD 175, Expires 8/22/11	350	(269,500)
ITC Holdings Corp., Strike Price USD 71.50, Expires 8/31/11	105	(10,238)
Johnson Controls, Inc.:
Strike Price USD 41, Expires 8/22/11	110	(1,100)
Strike Price USD 42, Expires 8/22/11	381	(3,810)
JPMorgan Chase & Co.:
Strike Price USD 42, Expires 8/22/11	1,460	(90,520)
Strike Price USD 43, Expires 9/19/11	700	(54,600)
Kinder Morgan, Inc., Strike Price USD 28.75, Expires 8/31/11	200	(13,147)
Kraft Foods, Inc., Class A, Strike Price USD 36, Expires 8/22/11	500	(5,500)
Limited Brands, Inc.:
Strike Price USD 41, Expires 8/22/11	315	(11,025)
Strike Price USD 40, Expires 8/22/11	540	(32,400)
Lorillard, Inc., Strike Price USD 110, Expires 8/22/11	250	(38,750)
M&T Bank Corp., Strike Price USD 85, Expires 8/22/11	94	(25,145)
Mead Johnson Nutrition Co., Strike Price USD 70, Expires 8/22/11	440	(104,720)
Merck & Co., Inc., Strike Price USD 37, Expires 8/22/11	440	(1,540)
Microsoft Corp., Strike Price USD 27, Expires 9/19/11	500	(56,750)
Murphy Oil Corp.:
Strike Price USD 65, Expires 8/22/11	40	(6,800)
Strike Price USD 67.50, Expires 8/22/11	40	(3,600)
Northeast Utilities, Strike Price USD 35.50, Expires 9/19/11	375	(9,242)
Northrop Grumman Corp., Strike Price USD 67.50, Expires 8/22/11	500	(5,000)
Occidental Petroleum Corp., Strike Price USD 105, Expires 8/22/11	325	(26,488)
Olin Corp., Strike Price USD 22.50, Expires 8/22/11	685	(10,275)
Peabody Energy Corp., Strike Price USD 62.50, Expires 9/19/11	125	(15,312)
Pfizer, Inc.:
Strike Price USD 21, Expires 8/22/11	1,360	(6,120)
Strike Price USD 20, Expires 8/22/11	100	(1,650)
Philip Morris International, Inc.:
Strike Price USD 70, Expires 8/22/11	270	(58,725)
Strike Price USD 67.50, Expires 8/22/11	570	(233,700)
PPL Corp.:
Strike Price USD 27.85, Expires 8/22/11	155	(6,643)
Strike Price USD 27.85, Expires 9/06/11	155	(7,594)
Praxair, Inc.:
Strike Price USD 115, Expires 8/22/11	162	(1,620)
Strike Price USD 110, Expires 9/19/11	80	(6,000)
The Procter & Gamble Co., Strike Price USD 65, Expires 8/22/11	635	(7,620)
Prudential Financial, Inc., Strike Price USD 62.50, Expires 8/22/11	430	(30,960)
Raytheon Co., Strike Price USD 49, Expires 8/22/11	125	(625)
Rio Tinto Plc - ADR, Strike Price USD 72.50, Expires 8/22/11	422	(50,640)
Rockwell Automation, Inc., Strike Price USD 85, Expires 8/22/11	152	(1,520)
Schlumberger Ltd., Strike Price USD 85, Expires 8/22/11	270	(175,500)
Sempra Energy, Strike Price USD 52.50, Expires 9/19/11	200	(11,500)
The Southern Co., Strike Price USD 40, Expires 8/22/11	550	(16,775)
Southern Copper Corp., Strike Price USD 37, Expires 9/19/11	380	(24,700)
SPDR S&P 500 ETF Trust:
Strike Price USD 134, Expires 8/22/11	300	(28,200)
Strike Price USD 135, Expires 8/22/11	300	(19,650)
Spectra Energy Corp., Strike Price USD 27.50, Expires 8/22/11	530	(15,068)
Temple-Inland, Inc., Strike Price USD 31, Expires 8/22/11	440	(11,000)
The Toronto-Dominion Bank:
Strike Price USD 85, Expires 8/22/11	235	(6,462)
Strike Price USD 82.50, Expires 8/22/11	90	(7,425)
U.S. Bancorp:
Strike Price USD 25, Expires 8/22/11	650	(92,950)
Strike Price USD 24.95, Expires 9/09/11	730	(117,872)
Union Pacific Corp.:
Strike Price USD 100, Expires 8/22/11	51	(21,930)
Strike Price USD 105, Expires 8/22/11	180	(29,610)
United Parcel Service, Class B:
Strike Price USD 72.50, Expires 8/22/11	310	(8,835)
Strike Price USD 75, Expires 8/22/11	60	(570)

JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (concluded)
United Technologies Corp., Strike Price USD 92.50, Expires 8/22/11	660	$(4,290)
VF Corp., Strike Price USD 110, Expires 8/22/11	300	(237,000)
Vodafone Group Plc - ADR, Strike Price USD 27, Expires 8/22/11	545	(73,575)
Wells Fargo & Co.:
Strike Price USD 27, Expires 8/22/11	825	(117,562)
Strike Price USD 28, Expires 8/22/11	825	(69,300)
Strike Price USD 30, Expires 9/19/11	820	(38,540)
Windstream Corp., Strike Price USD 12.75, Expires 8/31/11	260	(1,691)

Total Exchange-Traded Call Options Written		(3,466,635)

Over-the-Counter Call Options Written – (0.2)%
American Express Co., Strike Price USD 51.50, Expires 9/14/11, Broker Morgan Stanley & Co., Inc.	72,000	(88,560)
American Water Works Co., Inc., Strike Price USD 29.35, Expires 8/09/11, Broker Goldman Sachs & Co.	66,500	(1,342)
Bank of Nova Scotia, Strike Price CAD 59, Expires 8/22/11, Broker T.D. Securities	650	(4,082)
CenturyLink, Inc., Strike Price USD 39.62, Expires 9/08/11, Broker UBS Securities LLC	72,000	(16,774)
Chevron Corp., Strike Price USD 106.76, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	103,000	(218,956)
Comcast Corp., Strike Price USD 22.87, Expires 8/04/11, Broker Morgan Stanley & Co., Inc.	101,500	(55,028)
Dominion Resources, Inc, Strike Price USD 48.50, Expires 8/31/11, Broker Deutsche Bank Securities Corp.	60,000	(50,092)
Duke Energy Corp., Strike Price USD 19, Expires 8/31/11, Broker Citigroup Global Markets, Inc.	66,000	(7,045)
E.I. du Pont de Nemours & Co., Strike Price USD 55.02, Expires 9/06/11, Broker Goldman Sachs & Co.	30,600	(13,746)
Enbridge, Inc., Strike Price CAD 31.50, Expires 9/19/11, Broker T.D. Securities	1,205	(80,085)
EQT Corp., Strike Price USD 50.99, Expires 8/08/11, Broker Citigroup Global Markets, Inc.	30,000	(374,610)
Exxon Mobil Corp.:
Strike Price USD 79.80, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	18,500	(11,129)
Strike Price USD 83.37, Expires 9/09/11, Broker Morgan Stanley & Co., Inc.	36,500	(29,916)
FirstEnergy Corp., Strike Price USD 43.30, Expires 8/31/11, Broker Deutsche Bank Securities Corp.	14,000	(23,850)
General Electric Co.:
Strike Price USD 18.90, Expires 8/30/11, Broker Citigroup Global Markets, Inc.	49,000	(10,314)
Strike Price USD 19.06, Expires 9/08/11, Broker UBS Securities LLC	49,000	(10,137)
General Mills, Inc., Strike Price USD 37.85, Expires 8/31/11, Broker Goldman Sachs & Co.	20,600	(8,946)
HJ Heinz Co., Strike Price USD 53.62, Expires 8/12/11, Broker Goldman Sachs & Co.	40,000	(5,891)
Johnson & Johnson, Strike Price USD 67.54, Expires 8/25/11, Broker Morgan Stanley & Co., Inc.	52,500	(9,487)
Kraft Foods, Inc., Class A, Strike Price USD 34.30, Expires 8/10/11, Broker UBS Securities LLC	26,000	(11,085)
Marathon Oil Corp., Strike Price USD 52.65, Expires 8/09/11, Broker Morgan Stanley & Co., Inc.	69,000	(89,157)
Mattel, Inc., Strike Price USD 27.50, Expires 9/12/11, Broker Deutsche Bank Securities Corp.	60,000	(22,860)
McDonald’s Corp., Strike Price USD 86, Expires 8/29/11, Broker Goldman Sachs & Co.	62,000	(111,102)
MeadWestvaco Corp., Strike Price USD 33.25, Expires 9/16/11, Broker Citigroup Global Markets, Inc.	76,500	(30,348)
Merck & Co., Inc., Strike Price USD 36.75, Expires 8/05/11, Broker Morgan Stanley & Co., Inc.	52,000	(86)
National Bank of Canada, Strike Price CAD 80, Expires 8/22/11, Broker T.D. Securities	528	(3,039)
NextEra Energy, Inc., Strike Price USD 57.40, Expires 8/31/11, Broker Societe General Securities Corp.	55,000	(18,457)
Occidental Petroleum Corp., Strike Price USD 107.19, Expires 9/06/11, Broker Goldman Sachs & Co.	4,500	(4,425)
Public Service Enterprise Group, Inc., Strike Price USD 32, Expires 9/12/11, Broker UBS Securities LLC	59,000	(83,727)
Raytheon Co., Strike Price USD 45.89, Expires 8/29/11, Broker Citigroup Global Markets, Inc.	80,500	(47,229)
Rockwell Collins, Inc., Strike Price USD 59, Expires 8/31/11, Broker Deutsche Bank Securities Corp.	13,300	(2,886)
Rogers Communications, Inc., Class B, Strike Price CAD 38, Expires 8/22/11, Broker T.D. Securities	133	(1,322)
The Travelers Cos., Inc.:
Strike Price USD 59.19, Expires 8/29/11, Broker Goldman Sachs & Co.	64,000	(10,764)
Strike Price USD 57.98, Expires 9/09/11, Broker Credit Suisse First Boston	15,000	(5,491)
Unilever NV, Strike Price USD 32.95, Expires 8/12/11, Broker Morgan Stanley & Co., Inc.	116,000	(41,152)
Weyerhaeuser Co., Strike Price USD 22.41, Expires 8/29/11, Broker Deutsche Bank Securities Corp.	64,000	(7,208)
Windstream Corp., Strike Price USD 12.60, Expires 8/31/11, Broker Deutsche Bank Securities Corp.	57,000	(5,416)
Wisconsin Energy Corp., Strike Price USD 31.35, Expires 9/12/11, Broker JPMorgan Chase Securities	34,000	(6,510)

Total Over-the-Counter Call Options Written		(1,522,254)

Total Options Written (Premiums Received – $6,160,584) – (0.8)%		(4,988,889)

4	JULY 31, 2011

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Value
Total Investments Net of Outstanding Options Written – 99.1%	$589,202,645
Other Assets Less Liabilities – 0.9%	5,359,359

Net Assets – 100.0%	$594,562,004

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$611,717,274

Gross unrealized appreciation	$21,187,695
Gross unrealized depreciation	(38,713,435)

Net unrealized depreciation	$(17,525,740)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at July 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,960,825	3,863,389	14,824,214	$255	$23,485

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	46,959	CAD	45,000	Citigroup Global Markets, Inc.	8/02/11	$(140)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report. The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$563,881,320	–	–	$563,881,320
Exchange-Traded Funds	15,486,000	–	–	15,486,000
Short-Term Securities	14,824,214	–	–	14,824,214

Total	$594,191,534	–	–	$594,191,534

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(3,353,399)	$(1,635,490)	–	$(4,988,889)
Foreign currency exchange contracts	(140)	–	–	(140)

Total	$(3,353,539)	$(1,635,490)	–	$(4,989,029)

[2]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

JULY 31, 2011	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ?1940 Act?)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Equity Dividend Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Equity Dividend Trust

Date: September 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Enhanced Equity Dividend Trust

Date: September 26, 2011